UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: October 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME FUNDS

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

FORM N-Q

OCTOBER 31, 2006

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited)	October 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 59.3%
CONSUMER DISCRETIONARY - 2.8%
Hotels, Restaurants & Leisure - 1.0%
125,000	McDonald’s Corp.	$5,240,000

Media - 1.8%
50,000	Clear Channel Communications Inc.	1,742,500
75,000	Gannett Co. Inc.	4,435,500
125,000	Walt Disney Co.	3,932,500

	Total Media	10,110,500

	TOTAL CONSUMER DISCRETIONARY	15,350,500

CONSUMER STAPLES - 8.4%
Beverages - 2.7%
237,377	PepsiCo Inc. (a)	15,059,197

Food & Staples Retailing - 0.4%
50,000	Wal-Mart Stores Inc.	2,464,000

Food Products - 1.9%
1,948	Aurora Foods Inc. (b)(c)*	0
100,000	General Mills Inc.	5,682,000
50,000	H.J. Heinz Co.	2,108,000
50,000	Hershey Co.	2,645,500

	Total Food Products	10,435,500

Household Products - 3.4%
90,000	Kimberly-Clark Corp.	5,986,800
200,000	Procter & Gamble Co. (a)	12,678,000

	Total Household Products	18,664,800

	TOTAL CONSUMER STAPLES	46,623,497

ENERGY - 5.6%
Energy Equipment & Services - 1.4%
120,000	Schlumberger Ltd.	7,569,600

Oil, Gas & Consumable Fuels - 4.2%
230,000	Exxon Mobil Corp. (a)	16,426,600
100,000	Total SA, ADR	6,814,000

	Total Oil, Gas & Consumable Fuels	23,240,600

	TOTAL ENERGY	30,810,200

FINANCIALS - 13.1%
Capital Markets - 2.5%
100,000	Bank of New York Co. Inc.	3,437,000
50,000	Merrill Lynch & Co. Inc.	4,371,000
100,000	UBS AG	5,984,000

	Total Capital Markets	13,792,000

Commercial Banks - 1.8%
275,000	Wells Fargo & Co. (a)	9,979,750

Consumer Finance - 1.5%
75,000	American Express Co.	4,335,750
50,000	Capital One Financial Corp.	3,966,500

	Total Consumer Finance	8,302,250

Diversified Financial Services - 2.5%
85,000	Bank of America Corp.	4,578,950
198,000	JPMorgan Chase & Co.	9,393,120

	Total Diversified Financial Services	13,972,070

Insurance - 4.4%
75,000	American International Group Inc.	5,037,750
100,000	Chubb Corp.	5,315,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

SHARES	SECURITY	VALUE
Insurance - 4.4% (continued)
30,000	Marsh & McLennan Cos. Inc.	$883,200
250,000	St. Paul Travelers Cos. Inc. (a)	12,782,500

	Total Insurance	24,018,450

Thrifts & Mortgage Finance - 0.4%
75,000	Brookline Bancorp Inc.	999,750
75,000	Hudson City Bancorp Inc.	1,029,750

	Total Thrifts & Mortgage Finance	2,029,500

	TOTAL FINANCIALS	72,094,020

HEALTH CARE - 7.5%
Health Care Providers & Services - 1.1%
125,000	UnitedHealth Group Inc.	6,097,500

Pharmaceuticals - 6.4%
98,775	Bristol-Myers Squibb Co.	2,444,681
200,000	Johnson & Johnson (a)	13,480,000
135,000	Merck & Co. Inc.	6,131,700
300,000	Pfizer Inc.	7,995,000
105,000	Wyeth	5,358,150

	Total Pharmaceuticals	35,409,531

	TOTAL HEALTH CARE	41,507,031

INDUSTRIALS - 12.5%
Aerospace & Defense - 4.0%
130,000	Honeywell International Inc.	5,475,600
135,000	Raytheon Co.	6,743,250
150,000	United Technologies Corp.	9,858,000

	Total Aerospace & Defense	22,076,850

Air Freight & Logistics - 0.7%
50,000	United Parcel Service Inc., Class B Shares	3,767,500

Building Products - 0.6%
115,000	Masco Corp.	3,179,750

Commercial Services & Supplies - 2.0%
100,000	Pitney Bowes Inc.	4,671,000
175,000	Waste Management Inc.	6,559,000

	Total Commercial Services & Supplies	11,230,000

Industrial Conglomerates - 5.2%
136,000	3M Co. (a)	10,722,240
450,000	General Electric Co. (a)	15,799,500
70,000	Tyco International Ltd.	2,060,100

	Total Industrial Conglomerates	28,581,840

	TOTAL INDUSTRIALS	68,835,940

INFORMATION TECHNOLOGY - 2.3%
Computers & Peripherals - 0.8%
50,000	International Business Machines Corp.	4,616,500

IT Services - 0.9%
100,000	Automatic Data Processing Inc.	4,944,000

Software - 0.6%
105,000	Microsoft Corp.	3,014,550

	TOTAL INFORMATION TECHNOLOGY	12,575,050

MATERIALS - 3.0%
Chemicals - 3.0%
212,000	E.I. du Pont de Nemours & Co.	9,709,600
45,000	Ecolab Inc.	2,040,750
75,000	PPG Industries Inc.	5,130,000

	TOTAL MATERIALS	$16,880,350

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

SHARES		SECURITY	VALUE
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
105,000		Verizon Communications Inc.	3,885,000

Wireless Telecommunication Services - 0.3%
30,000		ALLTEL Corp.	1,599,300

		TOTAL TELECOMMUNICATION SERVICES	5,484,300

UTILITIES - 3.1%
Electric Utilities - 1.3%
218,400		Duke Energy Corp.	6,910,176

Multi-Utilities - 1.8%
115,000		KeySpan Corp.	4,666,700
100,000		Sempra Energy	5,304,000

		Total Multi-Utilities	9,970,700

		TOTAL UTILITIES	16,880,876

		TOTAL COMMON STOCKS (Cost - $262,037,394)	327,041,764

CONVERTIBLE PREFERRED STOCKS - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
6,100		Crown Castle International Corp., 6.250% due 8/15/12 (Cost - $180,325)	337,788

PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
260		Chesapeake Energy Corp., Convertible, 6.250% (Cost - $65,334)	71,143

FACE AMOUNT	RATING‡
ASSET-BACKED SECURITIES - 3.7%
Automobiles - 1.3%
$2,772,338	AAA	AmeriCredit Automobile Receivables Trust, Series 2004-AF, Class A4, 2.870% due 2/7/11	2,731,991
2,500,000	AAA	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/10 (d)	2,439,465
2,000,000	AAA	Hertz Vehicle Financing LLC, Series 2005-2A, Class A3, 5.520% due 2/25/11 (d)(e)	2,001,812

		Total Automobiles	7,173,268

Diversified Financial Services - 0.0%
2,750,745	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (b)(c)(f)	0

Home Equity - 2.4%
1,127,758	AAA	Bear Stearns Asset Backed Securities Inc., Series 2006-1, Class A, 5.610% due 2/25/36 (e)	1,129,049
366,423	AAA	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32 (e)	359,012
		Countrywide Home Equity Loan Trust:
1,066,206	AAA	Series 2004-J, Class 2A, 5.610% due 12/15/33 (e)	1,068,672
1,202,018	AAA	Series 2004-P, Class 2A, 5.640% due 3/15/34 (e)	1,205,837
1,381,520	AAA	Series 2005-E, Class 2A, 5.540% due 11/15/35 (e)	1,382,780
1,600,219	AAA	Series 2005-I, Class 2A, 5.550% due 2/15/36 (e)	1,601,209
1,500,000	Aaa(g)	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/25 (e)	1,482,490

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity - 2.4% (continued)
$146,018	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class A2, 5.740% due 2/25/33 (e)	$146,284
		SACO I Trust:
2,200,000	AAA	Series 2005-WM3, Class A3, 5.670% due 9/25/35 (e)	2,202,111
773,986	AAA	Series 2006-1, Class A, 5.490% due 9/25/35 (e)	774,466
2,100,000	AAA	Series 2006-3, Class A3, 5.560% due 4/25/36 (e)	2,102,343

		Total Home Equity	13,454,253

		TOTAL ASSET-BACKED SECURITIES (Cost - $23,688,469)	20,627,521

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 5.3%
1,510,000	AAA	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45	1,520,742
		Banc of America Funding Corp.:
1,670,687	AAA	5.520% due 6/20/35	1,681,437
1,488,722	AAA	Series 2005-E, Class 7A1, 5.520% due 6/20/35	1,500,469
1,053,966	AAA	Bayview Commercial Asset Trust, Series 2006-1A, Class A1, 5.590% due 4/25/36 (b)(d)	1,054,062
		Countrywide Alternative Loan Trust:
1,775,203	AAA	Series 2005-59, Class 1A1, 5.656% due 11/20/35	1,782,178
1,877,592	AAA	Series 2005-72, Class A1, 5.590% due 1/25/36	1,880,156
2,416,570	AAA	Series 2006-OA2, Class A5, 5.550% due 5/20/46	2,420,703
1,510,000	AAA	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.609% due 2/15/39	1,540,503
1,170,020	AAA	Downey Savings and Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2B, 5.740% due 9/19/44	1,178,177
1,893,194	AAA	Lehman XS Trust, Series 2006-4N, Class A2A, 5.540% due 4/25/46	1,894,081
630,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.844% due 5/12/39	650,938
1,820,620	AAA	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 5.407% due 5/25/35	1,827,422
2,338,135	AAA	Structured Asset Mortgage Investment Inc., Series 2006-AR3, Class 11A1, 5.530% due 4/25/36	2,339,620
1,539,340	AAA	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, 5.490% due 1/25/36	1,537,931
		Washington Mutual Inc.:
		Series 2005-AR01:
1,489,872	AAA	Class A1A, 5.640% due 1/25/45	1,496,879
1,638,860	AAA	Class A2A1, 5.660% due 1/25/45	1,642,157
1,410,856	AAA	Series 2005-AR13, Class A1B3, 5.680% due 10/25/45	1,418,787
2,166,760	AAA	Series 2005-AR17, Class A1A2, 5.610% due 12/25/45	2,177,253

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $29,366,811)	29,543,495

CONVERTIBLE BOND & NOTE - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
55,000	CCC	Amkor Technologies Inc., Senior Subordinated Bond, 2.500% due 5/15/11 (Cost - $46,632)	46,681

CORPORATE BONDS & NOTES - 14.1%
Aerospace & Defense - 0.1%
180,000	B+	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	179,100
170,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	177,437

		Total Aerospace & Defense	356,537

Airlines - 0.2%
		Continental Airlines Inc., Pass-Through Certificates:
72,385	B+	Series 2000-2, Class C, 8.312% due 4/2/11	73,335

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Airlines - 0.2% (continued)
$355,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	$355,222
		United Airlines Inc., Pass-Through Certificates:
162,820	B	Series 2000-1, Class B, 8.030% due 7/1/11 (f)	166,992
245,469	B	Series 2000-2, Class B, 7.811% due 10/1/09 (f)	264,032
		Series 2001-1:
105,000	B+	Class B, 6.932% due 9/1/11 (f)	115,041
230,000	CCC-	Class C, 6.831% due 9/1/08 (f)	243,944

		Total Airlines	1,218,566

Auto Components - 0.1%
135,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	137,869
200,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	194,000
60,000	BB-	TRW Automotive Inc., Senior Subordinated Notes, 11.000% due 2/15/13	66,150
		Visteon Corp., Senior Notes:
160,000	CCC+	8.250% due 8/1/10	153,600
135,000	CCC+	7.000% due 3/10/14	117,787

		Total Auto Components	669,406

Automobiles - 0.5%
		DaimlerChrysler North America Holding Corp.:
500,000	BBB	5.875% due 3/15/11	504,164
480,000	BBB	Notes, 4.050% due 6/4/08	469,515
		Ford Motor Co.:
		Debentures:
65,000	B	8.875% due 1/15/22	56,713
100,000	B	6.625% due 10/1/28	74,000
65,000	B	8.900% due 1/15/32	58,988
1,110,000	B	Notes, 7.450% due 7/16/31	875,512
		General Motors Corp., Senior Debentures:
175,000	B-	8.250% due 7/15/23	156,187
870,000	B-	8.375% due 7/15/33	778,650

		Total Automobiles	2,973,729

Building Products - 0.1%
		Associated Materials Inc.:
15,000	CCC	Senior Discount Notes, step bond to yield 15.827% due 3/1/14	8,888
200,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	205,500
70,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	75,337
60,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	57,600
410,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.255% due 3/1/14	282,900

		Total Building Products	630,225

Capital Markets - 0.5%
195,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	214,988
180,000	AA-	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	182,434
		E*TRADE Financial Corp., Senior Notes:
100,000	BB-	7.375% due 9/15/13	103,250
45,000	BB-	7.875% due 12/1/15	47,813
410,000	AA-	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	401,549
510,000	A+	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	502,905
1,465,000	A	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14	1,403,880

		Total Capital Markets	2,856,819

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals - 0.2%
$150,000	B+	Arco Chemical Co., Debentures, 9.800% due 2/1/20	$170,250
190,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (d)	188,100
55,000	B	Huntsman International LLC, 7.875% due 11/13/14 (d)	55,000
		Lyondell Chemical Co.:
		Senior Notes:
50,000	B+	8.000% due 9/15/14	51,375
45,000	B+	8.250% due 9/15/16	46,575
		Senior Secured Notes:
315,000	BB	11.125% due 7/15/12	342,562
20,000	BB	10.500% due 6/1/13	22,100
135,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	146,137
110,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (d)	103,950
55,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	52,938

		Total Chemicals	1,178,987

Commercial Banks - 0.6%
		Glitnir Banki HF:
240,000	A-	Notes, 6.330% due 7/28/11 (d)	247,547
420,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (d)(e)	433,886
300,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (d)(e)	315,060
325,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (d)(e)	327,425
1,020,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	1,012,714
900,000	AA	Wells Fargo & Co., Notes, 5.300% due 8/26/11	907,443

		Total Commercial Banks	3,244,075

Commercial Services & Supplies - 0.2%
100,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	101,000
485,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08	512,888
125,000	BB-	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	122,500
140,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	146,300
480,000	BBB	Waste Management Inc., 6.375% due 11/15/12	502,651

		Total Commercial Services & Supplies	1,385,339

Communications Equipment - 0.0%
220,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	198,000

Consumer Finance - 0.7%
		Ford Motor Credit Co.:
		Notes:
100,000	B	6.625% due 6/16/08	98,149
2,785,000	B	7.375% due 10/28/09	2,712,618
50,000	B	7.000% due 10/1/13	46,543
50,000	B	Senior Notes, 9.875% due 8/10/11	51,715
		General Motors Acceptance Corp., Notes:
620,000	BB	6.125% due 8/28/07	618,131
25,000	BB	7.250% due 3/2/11	25,495
50,000	BB	8.000% due 11/1/31	53,723

		Total Consumer Finance	3,606,374

Containers & Packaging - 0.4%
85,000	CCC+	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14 (d)	86,275
205,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	206,537

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Containers & Packaging - 0.4% (continued)
		Graphic Packaging International Corp.:
$10,000	B-	Senior Notes, 8.500% due 8/15/11	$10,325
265,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	273,612
225,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	239,344
659,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	678,770
150,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	156,000
335,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (d)	346,569

		Total Containers & Packaging	1,997,432

Diversified Consumer Services - 0.2%
105,000	CCC+	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (d)	108,150
		Hertz Corp.:
75,000	B	Senior Notes, 8.875% due 1/1/14 (d)	78,750
380,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (d)	418,950
250,000	BB-	Service Corp. International, Debentures, 7.875% due 2/1/13	258,750

		Total Diversified Consumer Services	864,600

Diversified Financial Services - 1.4%
300,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	292,613
310,000	AA-	Bank of America Corp., 5.375% due 8/15/11	313,552
150,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (d)	153,000
95,000	BB	Case Credit Corp., Notes, 6.750% due 10/21/07	95,950
90,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (d)	87,188
90,000	CCC+	CitiSteel USA Inc., Senior Secured Notes,, 12.949% due 9/1/10 (e)	93,375
600,000	B+	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (d)	624,000
1,040,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09	1,015,983
		Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
100,000	B-	Second Priority, Senior Secured Notes, 9.000% due 7/15/14	113,000
70,000	B-	Senior Secured Notes, 9.750% due 11/15/14 (d)	70,175
1,000,000	AA-	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10	1,092,163
50,000	B-	Hughes Network Systems LLC/HNS Finance Corp., Senior Notes, 9.500% due 4/15/14 (d)	52,000
1,450,000	A	JPMorgan Chase & Co., Subordinated Notes, 5.125% due 9/15/14	1,426,559
200,000	BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/25/16 (e)	202,343
900,000	A-	Pemex Finance Ltd., Notes, Series 2000-1, Class A-1, 9.030% due 2/15/11	966,100
		Residential Capital Corp., Notes:
240,000	BBB-	6.125% due 11/21/08	241,447
600,000	BBB-	6.000% due 2/22/11	602,302
60,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	63,375
85,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	92,225
135,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	131,287

		Total Diversified Financial Services	7,728,637

Diversified Telecommunication Services - 0.8%
		Cincinnati Bell Inc.:
45,000	B-	Senior Notes, 7.000% due 2/15/15	44,438
130,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	133,250
15,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	13,350
135,000	BB+	Citizens Communications Co., Senior Notes, 9.000% due 8/15/31	147,319
225,000	A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	222,689
455,000	NR	GT Group Telecom Inc., Senior Discount Notes, 16.193% due 2/1/10 (b)(c)(f)	0

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 0.8% (continued)
$145,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	$155,512
65,000	B+	Inmarsat Finance PLC, Senior Notes, 7.625% due 6/30/12	67,356
		Intelsat Bermuda Ltd., Senior Notes:
155,000	B+	9.250% due 6/15/16 (d)	166,237
305,000	B	11.250% due 6/15/16 (d)	333,594
40,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	36,300
400,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	434,104
		Level 3 Financing Inc.:
40,000	CCC-	11.800% due 3/15/11 (e)	42,300
20,000	CCC-	10.750% due 10/15/11	21,350
80,000	CCC-	Senior Notes, 9.250% due 11/1/14 (d)	80,900
110,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (d)	115,775
		NTL Cable PLC, Senior Notes:
50,000	B-	8.750% due 4/15/14	52,812
25,000	B-	9.125% due 8/15/16	26,406
640,000	BB	Qwest Corp., Senior Notes, 7.500% due 10/1/14 (d)	673,600
320,000	BBB+	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15	299,760
1,500,000	A	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13	1,526,256

		Total Diversified Telecommunication Services	4,593,308

Electric Utilities - 0.4%
500,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	476,764
		FirstEnergy Corp., Notes:
300,000	BBB-	Series B, 6.450% due 11/15/11	314,212
600,000	BBB-	Series C, 7.375% due 11/15/31	703,998
16,696	BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	18,042
210,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	239,400
300,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	307,484

		Total Electric Utilities	2,059,900

Electronic Equipment & Instruments - 0.0%
		NXP BV/NXP Funding LLC:
85,000	BB+	Secured Notes, 7.875% due 10/15/14 (d)	86,700
30,000	B+	Senior Notes, 9.500% due 10/15/15 (d)	30,412

		Total Electronic Equipment & Instruments	117,112

Energy Equipment & Services - 0.1%
44,000	B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	43,725
20,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	20,200
225,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	240,750
45,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	46,687

		Total Energy Equipment & Services	351,362

Food Products - 0.1%
300,000	B	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	281,250

Gas Utilities - 0.0%
200,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	193,500

Health Care Providers & Services - 0.4%
175,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	189,000
		DaVita Inc.:
125,000	B	Senior Notes, 6.625% due 3/15/13	123,750
135,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	135,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Health Care Providers & Services - 0.4% (continued)
		HCA Inc.:
$225,000	B-	Debentures, 7.500% due 11/15/95	$167,787
100,000	B-	Notes, 6.375% due 1/15/15	80,250
		Senior Notes:
73,000	B-	6.300% due 10/1/12	62,415
141,000	B-	6.500% due 2/15/16	112,448
325,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	315,656
300,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 7.750% due 7/15/15	298,500
		Tenet Healthcare Corp., Senior Notes:
450,000	CCC+	7.375% due 2/1/13	401,062
25,000	CCC+	9.875% due 7/1/14	24,594
275,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	268,813

		Total Health Care Providers & Services	2,179,275

Hotels, Restaurants & Leisure - 0.7%
300,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	295,125
20,000	CCC	Buffets Inc., Senior Unsecured Notes, 12.500% due 11/1/14 (d)	20,200
490,000	BB-	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	502,862
50,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	50,875
70,000	B-	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	67,375
225,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	231,750
200,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	215,000
250,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	241,250
200,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	189,000
		Mandalay Resort Group, Senior Subordinated:
140,000	B+	Debentures, 7.625% due 7/15/13	137,375
390,000	B+	Notes, Series B, 10.250% due 8/1/07	403,162
		MGM MIRAGE Inc., Senior Subordinated Notes:
100,000	B+	9.750% due 6/1/07	102,500
360,000	B+	8.375% due 2/1/11	375,750
125,000	B+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	124,688
175,000	B+	Penn National Gaming Inc., Senior Subordinated Notes, 6.875% due 12/1/11	176,750
250,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	255,000
15,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	16,125
		Station Casinos Inc.:
5,000	BB-	Senior Notes, 7.750% due 8/15/16	5,163
200,000	B+	Senior Subordinated Notes, 6.875% due 3/1/16	184,500
250,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	256,250

		Total Hotels, Restaurants & Leisure	3,850,700

Household Durables - 0.2%
15,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	15,338
105,000	BB	Beazer Homes USA Inc., Senior Notes, 8.125% due 6/15/16	107,363
		Interface Inc.:
150,000	B	Senior Notes, 10.375% due 2/1/10	165,000
50,000	CCC+	Senior Subordinated Notes, 9.500% due 2/1/14	52,125
		K Hovnanian Enterprises Inc.:
60,000	BB	6.250% due 1/15/16	54,900
270,000	BB	Senior Notes, 8.625% due 1/15/17	279,787
160,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	164,800
60,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 8.977% due 9/1/12	49,950

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Household Durables - 0.2% (continued)
$125,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	$130,312

		Total Household Durables	1,019,575

Household Products - 0.0%
		Nutro Products Inc.:
25,000	CCC	Senior Notes, 9.400% due 10/15/13 (d)(e)	25,813
60,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (d)	64,800
5,000	CCC	Spectrum Brands Inc., Senior Subordinated Notes, 7.375% due 2/1/15	4,075

		Total Household Products	94,688

Independent Power Producers & Energy Traders - 0.5%
		AES Corp., Senior Notes:
530,000	B	8.750% due 6/15/08	553,850
75,000	B	9.500% due 6/1/09	80,719
400,000	B	7.750% due 3/1/14	421,000
600,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	610,206
185,000	B2(g)	Dynegy Holdings Inc., Senior Notes, 8.375% due 5/1/16	191,012
140,000	BB-	Edison Mission Energy, Senior Notes, 7.750% due 6/15/16 (d)	145,250
160,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	162,600
		NRG Energy Inc., Senior Notes:
100,000	B-	7.250% due 2/1/14	101,375
325,000	B-	7.375% due 2/1/16	329,469
50,000	BBB-	Oncor Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	52,005
140,000	BB+	TXU Corp., Senior Notes, Series P, 5.550% due 11/15/14	134,088

		Total Independent Power Producers & Energy Traders	2,781,574

Industrial Conglomerates - 0.6%
105,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	113,925
		Tyco International Group SA, Notes:
1,000,000	BBB+	6.000% due 11/15/13	1,039,665
1,780,000	BBB+	6.875% due 1/15/29	2,003,764

		Total Industrial Conglomerates	3,157,354

Insurance - 0.0%
220,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	229,350

Internet & Catalog Retail - 0.0%
35,000	B	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	33,950
125,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	125,000

		Total Internet & Catalog Retail	158,950

IT Services - 0.1%
		Sungard Data Systems Inc.:
75,000	B-	Senior Notes, 9.125% due 8/15/13	78,188
215,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	226,287

		Total IT Services	304,475

Leisure Equipment & Products - 0.0%
105,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	103,163

Machinery - 0.0%
35,000	B+	Commercial Vehicle Group Inc., Senior Notes, 8.000% due 7/1/13	34,125
244,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 11.980% due 4/15/14	215,940

		Total Machinery	250,065

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media 1.4%
		Affinion Group Inc.:
$5,000	B-	11.500% due 10/15/15	$5,238
160,000	B-	Senior Notes, 10.125% due 10/15/13	170,400
260,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	288,925
		CCH I Holdings LLC/CCH I Holdings Capital Corp.:
170,000	CCC-	Senior Notes, 11.750% due 5/15/14	145,775
6,000	CCC(h)	Senior Secured Notes, 11.000% due 10/1/15 (d)	5,790
240,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	232,500
		CCH II LLC/CCH II Capital Corp., Senior Notes:
80,000	CCC-	10.250% due 9/15/10	83,000
123,000	CCC(h)	10.250% due 10/1/13 (d)	127,305
30,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 16.211% due 1/15/12	26,250
125,000	B-	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (d)	129,063
75,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (d)	78,375
115,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (d)	111,694
		Comcast Corp., Notes:
730,000	BBB+	6.500% due 1/15/15	765,172
370,000	BBB+	6.500% due 1/15/17	388,731
		CSC Holdings Inc.:
250,000	B+	Debentures, Series B, 8.125% due 8/15/09	259,062
130,000	B+	Senior Notes, Series B, 7.625% due 4/1/11	131,787
120,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 6.375% due 6/15/15	115,500
		EchoStar DBS Corp., Senior Notes:
175,000	BB-	6.625% due 10/1/14	169,312
545,000	BB-	7.125% due 2/1/16 (d)	535,462
		Houghton Mifflin Co.:
135,000	CCC+	Senior Discount Notes, step bond to yield 7.094% due 10/15/13	122,513
25,000	CCC+	Senior Subordinated Notes, 9.875% due 2/1/13	26,906
35,000	CCC-	ION Media Networks Inc., Secured Notes, 11.624% due 1/15/13 (d)(e)	35,219
215,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (d)	233,544
90,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	87,075
195,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	209,625
1,015,000	BBB	News America Inc., 6.200% due 12/15/34	994,419
110,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	109,725
		R.H. Donnelley Corp.:
		Senior Discount Notes:
100,000	B	Series A-1, 6.875% due 1/15/13	94,625
175,000	B	Series A-2, 6.875% due 1/15/13	165,594
400,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16	414,500
150,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (d)	167,625
165,000	BB+	Rogers Cable Inc., Secured Notes, 5.500% due 3/15/14	155,925
230,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	238,050
260,000	BBB+	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	317,722
180,000	BBB+	Time Warner Inc., Debentures, 7.700% due 5/1/32	205,613
200,000	B+	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	192,000
		XM Satellite Radio Inc., Senior Notes:
50,000	CCC	9.989% due 5/1/13 (e)	47,250
75,000	CCC	9.750% due 5/1/14	71,625

		Total Media	7,658,896

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Metals & Mining - 0.1%
$205,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	$225,500
100,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14 (d)	104,500

		Total Metals & Mining	330,000

Multi-Utilities - 0.1%
75,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	79,553
500,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	507,101

		Total Multi-Utilities	586,654

Multiline Retail - 0.1%
235,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	258,206
132,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	143,880

		Total Multiline Retail	402,086

Office Electronics - 0.1%
275,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	282,219

Oil, Gas & Consumable Fuels - 1.6%
420,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	488,031
		Anadarko Petroleum Corp.:
440,000	BBB-	5.790% due 9/15/09 (e)	440,982
360,000	BBB-	Senior Notes, 5.950% due 9/15/16	366,289
190,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	194,750
250,000	CCC+	Chaparral Energy Inc., Senior Notes, 8.500% due 12/1/15	250,625
		Chesapeake Energy Corp., Senior Notes:
170,000	BB	6.625% due 1/15/16	167,237
20,000	BB	6.875% due 1/15/16	19,950
25,000	BB	6.500% due 8/15/17	23,688
200,000	BB	6.250% due 1/15/18	190,500
510,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	502,656
123,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	130,073
40,000	BB-	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	39,700
950,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	1,099,965
560,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	700,254
		El Paso Corp., Medium-Term Notes:
310,000	B	7.800% due 8/1/31	324,725
860,000	B	7.750% due 1/15/32	900,850
90,000	B+	Enterprise Products Operating LP, Junior Subordinated Notes, 8.380% due 8/1/66 (e)	96,887
275,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	266,062
150,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	145,875
110,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (d)	107,525
		Kinder Morgan Energy Partners LP:
160,000	BBB+	Notes, 7.125% due 3/15/12	170,266
50,000	BBB+	Senior Notes, 5.000% due 12/15/13	47,835
85,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13 (d)	82,025
100,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13 (d)	102,500
170,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	181,475
		Pogo Producing Co., Senior Subordinated Notes:
60,000	B+	7.875% due 5/1/13 (d)	61,350
105,000	B+	Series B, 8.250% due 4/15/11	108,413
210,000	B1(g)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	212,625
10,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14 (d)	9,975
250,000	B-	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	249,687

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 1.6% (continued)
$220,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	$232,650
250,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	263,452
40,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	39,600
550,000	BB-	Williams Cos. Inc., Notes, 8.750% due 3/15/32	613,250

		Total Oil, Gas & Consumable Fuels	8,831,727

Paper & Forest Products - 0.3%
215,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	213,925
		NewPage Corp.:
		Senior Secured Notes:
60,000	CCC+	10.000% due 5/1/12	63,150
40,000	CCC+	11.739% due 5/1/12 (e)	43,400
50,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	52,500
45,000	BB+	P.H. Glatfelter, Senior Notes, 7.125% due 5/1/16 (d)	45,093
		Verso Paper Holdings LLC:
65,000	B+	Senior Secured Notes, 9.125% due 8/1/14 (d)	66,300
60,000	B-	Senior Subordinated Notes, 11.375% due 8/1/16 (d)	61,200
850,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	891,087

		Total Paper & Forest Products	1,436,655

Personal Products - 0.0%
75,000	B+	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	78,563

Pharmaceuticals - 0.1%
170,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	168,725
225,000	BB-	Valeant Pharmaceuticals International, Senior Notes, 7.000% due 12/15/11	217,125

		Total Pharmaceuticals	385,850

Real Estate Investment Trusts (REITs) - 0.2%
5,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	5,100
660,000	BB	Host Marriott LP, Senior Notes, Series I, 9.500% due 1/15/07	667,425
70,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	63,350
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
30,000	BB+	7.125% due 6/1/15	31,013
35,000	BB+	6.500% due 6/1/16	35,087
80,000	BB+	6.750% due 4/1/17	81,000

		Total Real Estate Investment Trusts (REITs)	882,975

Real Estate Management & Development - 0.0%
15,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	12,938

Road & Rail - 0.1%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
90,000	B-	10.250% due 6/15/07	92,362
90,000	B-	9.375% due 5/1/12	96,525
20,000	B-	12.500% due 6/15/12	22,000
100,000	B-	Kansas City Southern Railway, 7.500% due 6/15/09	101,625
26,896	A	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	27,025

		Total Road & Rail	339,537

Software - 0.0%
110,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (d)	102,850

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Software - 0.0% (continued)
$150,000	B-	UGS Capital Corp. II, Senior Subordinated Notes, 10.380% due 6/1/11 (d)(e)(i)	$155,625

		Total Software	258,475

Specialty Retail - 0.0%
100,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	90,500
35,000	CCC+	EPL Finance Corp., Senior Notes, 11.750% due 11/15/13 (d)	37,450
25,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	27,437
15,000	B	Linens ‘n Things Inc., 10.999% due 1/15/14 (e)	14,775
35,000	CCC	Michaels Stores Inc., Senior Subordinated Notes, 11.375% due 11/1/16 (d)	35,219

		Total Specialty Retail	205,381

Textiles, Apparel & Luxury Goods - 0.1%
305,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	324,825
125,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	128,906
400,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14	298,000

		Total Textiles, Apparel & Luxury Goods	751,731

Thrifts & Mortgage Finance - 0.3%
350,000	A	Countrywide Home Loans Inc., 5.560% due 2/27/08 (e)	350,432
1,250,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,325,000

		Total Thrifts & Mortgage Finance	1,675,432

Tobacco - 0.1%
30,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	31,350
740,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13	812,089

		Total Tobacco	843,439

Trading Companies & Distributors - 0.1%
80,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (d)	84,600
55,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (d)	57,062
170,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (d)	181,900
30,000	B-	Transdigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (d)	30,975

		Total Trading Companies & Distributors	354,537

Wireless Telecommunication Services - 0.3%
30,000	CCC	Metropcs Wireless Inc., Senior Notes, 9.250% due 11/1/14 (d)	30,413
145,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	152,975
1,000,000	BBB+	Sprint Capital Corp., Senior Notes, 6.875% due 11/15/28	1,027,551
675,000	BBB+	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	734,062

		Total Wireless Telecommunication Services	1,945,001

		TOTAL CORPORATE BONDS & NOTES (Cost - $76,756,787)	77,896,423

FACE AMOUNT
MORTGAGE-BACKED SECURITIES - 11.2%
FHLMC - 1.0%
		Federal Home Loan Mortgage Corp. (FHLMC):
		Gold:
1,589,723		4.000% due 12/1/07	1,572,059
3,575,000		5.000% due 11/13/36-12/12/36 (j)(k)	3,453,852
180,000		Notes, 5.125% due 4/18/11	181,965

		TOTAL FHLMC	5,207,876

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT		SECURITY	VALUE
FNMA - 8.8%
		Federal National Mortgage Association (FNMA):
$280,000		6.625% due 9/15/09	$293,213
1,361,120		5.000% due 7/1/20-9/1/20	1,341,173
8,850,000		5.500% due 11/16/21-11/13/36 (j)(k)	8,773,941
882,214		6.500% due 4/1/29-5/1/29	905,886
65,889		8.500% due 10/1/30	70,933
866,244		7.500% due 7/1/32	901,193
17,575,000		5.000% due 11/13/36-12/12/36 (j)(k)	16,967,416
18,150,000		6.000% due 11/13/36 (j)(k)	18,263,438
1,000,000		5.000% due 1/11/37 (j)	965,000

		TOTAL FNMA	48,482,193

GNMA - 1.4%
		Government National Mortgage Association (GNMA):
1,671,990		7.000% due 2/15/24-7/15/31	1,730,208
600,000		5.000% due 11/20/36 (j)	585,187
4,000,000		6.000% due 11/20/36 (j)(k)	4,055,000
1,500,000		6.500% due 11/20/36 (j)(k)	1,540,313

		TOTAL GNMA	7,910,708

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $61,600,009)	61,600,777

FACE AMOUNT	RATING‡
SOVEREIGN BONDS - 2.2%
Mexico - 0.2%
		United Mexican States, Medium-Term Notes:
486,000	BBB	5.625% due 1/15/17	485,757
542,000	BBB	Series A, 7.500% due 4/8/33	638,476

		Total Mexico	1,124,233

Russia - 1.8%
8,590,000	BBB+	Russian Federation, 5.000% due 3/31/30 (d)	9,634,222

Supranational - 0.2%
1,200,000	A	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	1,279,803

		TOTAL SOVEREIGN BONDS (Cost - $11,483,811)	12,038,258

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.1%
U.S. Government Agencies - 0.7%
920,000		Federal Home Loan Mortgage Corp. (FHLMC), 5.250% due 2/24/11	922,728
		Federal National Mortgage Association (FNMA):
470,000		5.200% due 11/8/10	468,115
1,400,000		6.000% due 5/15/11	1,464,565
790,000		Notes, Series 1, 5.625% due 5/19/11	800,314

		Total U.S. Government Agencies	3,655,722

U.S. Government Obligations - 1.4%
		U.S. Treasury Bonds:
240,000		7.125% due 2/15/23	302,175
3,015,000		4.500% due 2/15/36	2,910,889
		U.S. Treasury Notes:
170,000		4.500% due 9/30/11	169,462

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT		SECURITY	VALUE
U.S. Government Obligations - 1.4% (continued)
$4,500,000		4.875% due 8/15/16	$4,594,923

		Total U.S. Government Obligations	7,977,449

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,341,072)	11,633,171

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.9%
		U.S. Treasury Bonds, Inflation Indexed:
1,633,343		2.000% due 1/15/16	1,587,278
1,150,531		2.000% due 1/15/26	1,099,971
347,267		3.875% due 4/15/29	447,242
		U.S. Treasury Notes, Inflation Indexed:
688,787		0.875% due 4/15/10	649,290
4,879,248		2.375% due 4/15/11	4,854,661
146,749		1.875% due 7/15/15	141,344
1,786,964		2.500% due 7/15/16	1,813,211

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $10,558,835)	10,592,997

CONTRACTS
PURCHASED OPTIONS - 0.2%
14		Eurodollar Futures, Call @ $94.00, expires 12/18/06	22,225
71		Eurodollar Futures, Call @ $94.63, expires 3/19/07	34,613
139		Eurodollar Futures, Call @ $94.75, expires 3/19/07	45,175
8		Eurodollar Futures, Put @ $93.00, expires 3/19/07	50
15		Eurodollar Futures, Put @ $95.50, expires 3/19/07	27,094
99		U.S. Treasury Bonds Futures, Call @ $110.00, expires 11/21/06	256,781
31		U.S. Treasury Bonds Futures, Call @ $111.00, expires 11/21/06	53,281
34		U.S. Treasury Bonds Futures, Call @ $113.00, expires 11/21/06	18,063
24		U.S. Treasury Notes 5 Year Futures, Call @ $100.00, expires 11/21/06	133,500
89		U.S. Treasury Notes 5 Year Futures, Call @ $102.00, expires 11/21/06	317,062
11		U.S. Treasury Notes 10 Year Futures, Call @ $107.00, expires 11/21/06	13,234

		TOTAL PURCHASED OPTIONS (Cost - $631,838)	921,078

WARRANTS
WARRANTS(b)(c)(d) - 0.0%
505		Cybernet Internet Services International Inc., Expires 7/1/09*	0
455		GT Group Telecom Inc., Class B Shares, Expires 2/1/10*	0
485		IWO Holdings Inc., Expires 1/15/11*	0
505		Merrill Corp., Class B Shares, Expires 5/1/09*	0

		TOTAL WARRANTS (Cost - $194,409)	0

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $487,951,726)	552,351,096

FACE AMOUNT	RATING‡
SHORT-TERM INVESTMENTS - 8.9%
Sovereign Bonds - 0.0%
$240,000	NR	Government of Canada Treasury Bill, 5.142% due 12/15/06 (l) (Cost - $238,510)	238,510

U.S. Government Agency - 0.1%
655,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (l)(m) (Cost - $633,530)	633,595

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Repurchase Agreements - 8.8%
$36,590,000		Interest in $443,169,000 joint tri-party repurchase agreement dated 10/31/06 with Greenwich Capital Markets Inc., 5.280% due 11/1/06; Proceeds at maturity- $36,595,367; (Fully collateralized by various U.S. government agency obligations, 3.314% to 6.554% due 11/1/28 to 11/1/36; Market value - $37,322,059) (a)	$36,590,000
11,730,000		Nomura Securities International Inc. repurchase agreement dated 10/31/06, 5.280% due 11/1/06; Proceeds at maturity - $11,731,720; (Fully collateralized by U.S. government agency obligation 0.000% due 12/27/06; Market value - $11,965,504) (a)	11,730,000

		Total Repurchase Agreements (Cost - $48,320,000)	48,320,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $49,192,040)	49,192,105

		TOTAL INVESTMENTS - 109.0% (Cost - $537,143,766#)	601,543,201
		Liabilities in Excess of Other Assets - (9.0)%	(49,827,000)

		TOTAL NET ASSETS - 100.0%	$551,716,201

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	All or a portion of this security is segregated for extended settlements and mortgage dollar rolls.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Illiquid security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2006.

(f)	Security is currently in default.

(g)	Rating by Moody’s Investors Service.

(h)	Rating by Fitch Ratings Service.

(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(j)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(k)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2 ).

(l)	Rate shown represents yield-to-maturity.

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 19 and 20 for definitions of ratings.

Abbreviation used in this schedule:

ADR	—American Depositary Receipt

Schedule of Options Written (unaudited)

Contracts	Security	Expiration Date	Strike Price	Value
9	Eurodollar Futures, Call	3/19/07	$94.75	$2,925
6	Eurodollar Futures, Call	12/18/06	94.75	150
6	Eurodollar Futures, Call	12/18/06	94.63	450
6	Eurodollar Futures, Call	3/19/07	95.13	450
36	Eurodollar Midcurve 1 Year Futures, Call	12/15/06	95.50	3,600
6	Eurodollar Futures, Put	12/18/06	94.50	75
13	Eurodollar Futures, Put	3/19/07	94.50	650
40	Eurodollar Futures, Put	3/19/07	94.63	4,500
6	Eurodollar Midcurve 2 Year Futures, Put	12/15/06	95.00	563
6	U.S. Treasury Bonds Futures, Call	11/21/06	112.00	6,282

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVIDEND AND INCOME FUND

Schedule of Investments (unaudited) (continued)	October 31, 2006

Contracts	Security	Expiration Date	Strike Price	Value
27	U.S. Treasury Bonds Futures, Call	11/21/06	114.00	5,906
32	U.S. Treasury Bonds Futures, Call	2/23/07	114.00	28,000
6	U.S. Treasury Bonds Futures, Call	2/23/07	115.00	3,844
34	U.S. Treasury Bonds Futures, Put	11/21/06	100.00	531
17	U.S. Treasury Bonds Futures, Put	11/21/06	103.00	266
15	U.S. Treasury Bonds Futures, Put	11/21/06	108.00	234
3	U.S. Treasury Bonds Futures, Put	11/21/06	107.00	47
22	U.S. Treasury Bonds Futures, Put	11/21/06	109.00	344
24	U.S. Treasury Bonds Futures, Put	2/23/07	109.00	10,875
3	U.S. Treasury Bonds Futures, Put	11/21/06	111.00	469
67	U.S. Treasury Notes 10 Year Futures, Call	11/21/06	109.00	10,467
54	U.S. Treasury Notes 10 Year Futures, Call	11/21/06	108.00	29,531
68	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	110.00	25,500
76	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	109.00	49,875
3	U.S. Treasury Notes 10 Year Futures, Put	11/21/06	104.00	47
16	U.S. Treasury Notes 10 Year Futures, Put	11/21/06	105.00	250
15	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	104.00	703
13	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	107.00	6,094
49	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	106.00	12,250

	TOTAL OPTIONS WRITTEN			$204,878

	(Premiums received - $286,219)

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Dividend and Income Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Income Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in interest rates or exchange rates or securities markets; as a substitute for buying or selling securities; and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund

Notes to Schedule of Investments (unaudited) (continued)

recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At October 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$73,355,032
Gross unrealized depreciation	(8,955,597)

Net unrealized appreciation	$64,399,435

At October 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar Futures	16	3/08	$3,796,130	$3,811,400	$15,270
Eurodollar Futures	43	9/07	10,206,665	10,225,938	19,273
Eurodollar Futures	6	3/07	1,422,368	1,421,700	(668)
Eurodollar Futures	17	12/06	4,023,135	4,021,987	(1,148)
U.S. Treasury 5 Year Notes	203	12/06	21,336,234	21,429,188	92,954
U.S. Treasury 10 Year Notes	6	3/07	644,186	649,875	5,689
U.S. Treasury Bond Futures	5	3/07	552,931	563,125	10,194

					141,564

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
Eurodollar Futures	5	12/06	$1,183,600	$1,182,937	$663
Financial Eurodollar Futures	6	9/08	1,425,832	1,428,600	(2,768)
U.S. Treasury 10 Year Notes	265	12/06	28,374,644	28,677,969	(303,325)
U.S. Treasury Bond Futures	16	12/06	1,800,170	1,802,500	(2,330)

					(307,760)

Net Unrealized Loss on Open Futures Contracts					$(166,196)

During the period ended October 31, 2006, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding July 31, 2006	969	489,276
Options written	712	313,299
Options closed	(550)	(354,142)
Options expired	(453)	(162,214)

Options written, outstanding October 31, 2006	678	$286,219

During the period ended October 31, 2006, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $161,967,487. At October 31, 2006, the Fund had outstanding mortgage dollar rolls with a total cost of $48,750,539.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 28, 2006

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: December 28, 2006